Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	60 Months Ended	68 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000005025 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)
Average Annual Return, Percent	29.92%		3.35%			9.05%
C000190956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)
Average Annual Return, Percent	30.22%		3.59%			9.25%
C000050883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus International Small Cap Growth Fund (DRIOX)
Average Annual Return, Percent	28.92%		4.83%			8.97%
C000101771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Emerging Markets Small Cap Growth Fund (DRESX)
Average Annual Return, Percent	24.06%		7.51%			8.87%
C000124893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Event Driven Fund (DEVDX)
Average Annual Return, Percent	5.99%		2.94%			6.25%
C000132648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Micro Cap Growth Fund (DMCRX)
Average Annual Return, Percent	30.88%		9.57%			19.56%
C000176647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Global Fund (DMAGX)
Average Annual Return, Percent	22.59%		8.36%		11.00%
C000190998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Small Cap Growth Fund (Investor Class/DVSMX)
Average Annual Return, Percent	16.66%		7.13%			17.09%
C000190999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)
Average Annual Return, Percent	16.99%		7.39%			17.35%
C000219126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus Small/Mid Cap Growth Fund (DSMDX)
Average Annual Return, Percent	9.83%		6.34%	16.43%
C000249377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Driehaus International Developed Equity Fund (DIDEX)
Average Annual Return, Percent	25.60%	14.26%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index - Net
Average Annual Return, Percent	33.57%		4.20%			8.42%
MSCI All Country World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index - Net
Average Annual Return, Percent	32.38%		7.91%			8.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%		13.15%	18.19%		14.29%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index - Net
Average Annual Return, Percent	22.34%		11.19%		11.74%
MSCI World ex USA Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA - Net
Average Annual Return, Percent	31.85%	19.30%
MSCI Emerging Markets Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Growth Index - Net
Average Annual Return, Percent	34.30%		1.77%			8.76%
MSCI All Country World ex USA Small Cap Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Small Cap Growth Index - Net
Average Annual Return, Percent	26.16%		4.12%			7.46%
MSCI Emerging Markets Small Cap Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Growth Index - Net
Average Annual Return, Percent	18.28%		7.15%			7.15%
MSCI Emerging Markets Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index - Net
Average Annual Return, Percent	18.58%		8.43%			8.31%
Morningstar Event Driven Category [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Average Annual Return, Percent	8.80%		4.18%			4.51%
Russell Microcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap® Growth Index
Average Annual Return, Percent	21.84%		2.81%			7.82%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%		3.18%			9.57%
Russell 2500 Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index - Net
Average Annual Return, Percent	10.31%		2.98%	11.82%
MSCI World ex USA Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Growth Index - Net
Average Annual Return, Percent	21.94%	12.67%